10. Related-Party Balances and Transactions (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Principal disbursed amount	R$ 30,029
Interest balance	20,588
Loan agreement total	50,617	R$ 52,407
Attend Ambiental
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Principal disbursed amount	5,400
Interest balance	3,877
Loan agreement total	R$ 9,277
Interest rate	SELIC + 3.5 % a.a.
Maturity	The loan agreement with SPE Attend Ambiental S/A matures within 180 days, from the date when the respective amount is available in the borrower’s account, renewable for the same period. The credit has been overdue since May 11, 2015 and is subject to contractual default charges (inflation adjustment considering the IGP-M variation, 2% fine and default interest of 1% p.m.). The agreement has been renegotiated between the parties.
Aquapolo Ambiental
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Principal disbursed amount	R$ 5,629
Interest balance	5,209
Loan agreement total	R$ 10,838
Interest rate	CDI + 1.2% a.a.
Maturity	The R$ 5,629 loan agreement originally expired on April 30, 2016. As of February 10, 2016, an amendment to the agreement changed the payment schedule for four annual installments, the first of which maturing on December 30, 2018 and the last on December 30, 2021; and
Aquapolo Ambiental
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Principal disbursed amount	R$ 19,000
Interest balance	11,502
Loan agreement total	R$ 30,502
Interest rate	CDI + 1.2% a.a.
Maturity	The loan agreement totaling R$ 19,000 originally expired on April 30, 2015, was extended to October 30, 2015 and on November 25, 2015 a new amendment changed the payment schedule for three annual installments, the first of which maturing on December 30, 2021 and the last on December 30, 2023.